Risk Assurance Liabilities - Summary of Movement of Risk Assurance Liabilities (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Guarantees [Abstract]
Balance at the beginning of the year	¥ 259,952,473	$ 39,839,459	¥ 173,210,363
Fair value of risk assurance liabilities upon the inception of new loans	348,921,174	53,474,509	166,911,451
Performed risk assurance liabilities	(150,312,528)	(23,036,402)	(114,427,095)
Net loss on risk assurance liabilities	2,268,180	347,614	34,257,754	¥ (353,731)
Balance at the end of the year	¥ 460,829,299	$ 70,625,180	¥ 259,952,473	¥ 173,210,363